Filed Pursuant to Rule 497(e)
Registration No. 333-270997; 811-23859

BHILL Fund

Managed Account Completion Shares	BHILX

(the “Fund”)

Supplement dated June 27, 2025 to the Prospectus and
Statement of Additional Information (“SAI”) dated April 1, 2025

Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase or redeem shares of the Fund to:

Regular Mail:
BHILL Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
BHILL Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.